ACCOUNTS RECEIVABLES AND PAYABLES - Account receivables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account receivables
Trade receivable		$ 286,563	$ 55,248	$ 28,909
Deposits and guarantees given		88,591	121,317	59,155
Total	$ 552,637	$ 375,154	$ 176,565	$ 88,064